UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  JUNE 30, 2008

Check here if Amendment [_];  Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Scottwood Capital Management Advisors, LP
		      (Successor entity to Scottwood Capital Management, L.L.C.)
Address               1 Pickwick Plaza
                      Greenwich, CT 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Goldenberg
Title:   Compliance Officer
Phone:   203-302-2444

Signature, Place, and Date of Signing:

/s/     Brian Goldenberg      Greenwich, CT            AUGUST 15,2008
-----------------------------------------------------------------------

Report Type:

[X]    13F HOLDINGS REPORT.
[_]    13F NOTICE.
[_]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total: 13


Form 13F Information Table Value Total: $2,415,302 (000's)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT, INC           COM              035710409    14191   914940 SH       SOLE                   914940
ANNALY CAP MGMT, INC OCT 16    CALL             035710909     7755   500000 SH  CALL SOLE                   500000
HBC SEP 70      	       PUT              404280406     4111    53600 SH  PUT  SOLE                    53600
ISHARES RUSSELL INDEX AUG 76   CALL             464288655   362513  5250000 SH  CALL SOLE                  5250000
ISHARES RUSSELL INDEX JUL 73   CALL             464288655   207150  3000000 SH  CALL SOLE                  3000000
ISHARES RUSSELL INDEX JUL 73   PUT              464288655   414300  6000000 SH  PUT  SOLE                  6000000
ISHARES RUSSELL INDEX JUL 76   CALL             464288655   345250  5000000 SH  CALL SOLE                  5000000
ISHARES RUSSELL INDEX AUG 70   PUT              464288655   207150  3000000 SH  PUT  SOLE                  3000000
POWERSHARES QQQ TRUST AUG 47   PUT              73935A104   316190  7000000 SH  PUT  SOLE                  7000000
POWERSHARES QQQ TRUST AUG 50   CALL             73935A104   361360  8000000 SH  CALL SOLE                  8000000
SPDR TR JUL 126	               PUT              78462F103    60151   470000 SH  PUT  SOLE                   470000
SPDR TR JUL 127	               PUT              78462F103    89586   700000 SH  PUT  SOLE                   700000
SPDR TR JUL 132	               PUT              78462F103    25596   200000 SH  PUT  SOLE                   200000